Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Accrued payroll and other welfare	$ 2,003,544	$ 2,149,582
Other accrued expenses	786,339	854,122
Total	$ 2,789,883	$ 3,003,704